10-K Share-based compensation - RSU activity (Details) - Restricted stock units - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Shares
Unvested, beginning (in shares)	8,848,666	2,111,261	2,048,653	1,428,146
Forfeited (in shares)	(250,267)	(798,159)	(819,826)	(583,199)
Vested (in shares)	(1,995,496)	(872,741)	(1,076,186)	(533,768)
Granted (in shares)	1,251,755	8,408,305	1,958,620	1,737,474
Unvested, ending (in shares)	7,854,658	8,848,666	2,111,261	2,048,653
Inception-to-date vested (in shares)	5,888,702	3,893,206	3,020,465	1,944,279
Weighted-Average Grant Date Fair Value
Unvested, beginning (in dollars per share)	$ 4.830	$ 10.890	$ 12.360	$ 22.320
Forfeited (in dollars per share)	5.040	6.270	12.180	16.980
Vested (in dollars per share)	4.530	11.640	12.990	23.310
Granted (in dollars per share)	6.750	4.170	11.040	9.090
Unvested, ending (in dollars per share)	5.220	4.830	10.890	12.360
Inception-to-date vested (in dollar per share)	$ 13.290	$ 17.760	$ 19.530	$ 23.140